Employee Benefits (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Employee Benefits [Line Items]
Balance	$ 23,699,115
Changes	6,240,664	$ (142,520)
Balance	27,095,207	23,699,115
Severance Indemniy [Member]
Disclosure Of Employee Benefits [Line Items]
Balance	23,699,115	22,153,423
Current cost of service	2,154,071	1,942,099
Interest cost	1,742,273	1,850,598
Actuarial (Gain) losses	1,322,754	(99,357)
Paid-up benefits	(1,640,831)	(1,934,587)
Past service cost	306,746	604,337
From combinations	776,718
Conversion effect	(1,281,341)	(694,189)
Others	15,702	(123,209)
Changes	3,396,092	1,545,692
Balance	$ 27,095,207	$ 23,699,115